Fair Value Measurements: (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities Fair value Level One	$ 643,999	$ 723,449	$ 892,271
Marketable Securities Fair Value Total	$ 643,999	$ 723,449	$ 892,271